Accounts Payable and Accrued Liabilities (Schedule of Accounts Payable and Accrued Liabilities) (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 562,032	$ 2,573,208
Accrued liabilities	1,469,333	1,511,021
Government assistance	60,000	40,000
Total accounts payable and accrued liabilities	$ 2,091,365	$ 4,124,229